Lease liability	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Lease liability

13.	Lease liability

As of September 30, 2025, lease liability consists of:

	September 30, 2025	September 30, 2024
Current	358	471
Non-current	1,457	1,871
	1,815	2,342

Information about leases for which the Company is a lessee is as follows:

	September 30, 2025	September 30, 2024
Interest on lease liabilities	279	348
Incremental borrowing rate at time of transition	14%	14%
Cash outflow for the lease	732	735

The Company’s future minimum lease payments for the years ended September 30, 2025, for the continued operations are as under:

Year	Amount
2026	761
2027	719
2028	735
2029	752
2030	189

The Company entered into a lease agreement for 61,327 sq. ft for its premises as its headquarters in Mississauga, Ontario at 6688 Kitimat Road. The lease is for 10 years starting January 1, 2020, with expiry December 31, 2029. In addition, the Company is required to pay certain occupancy costs.

The lease agreement for the Company's lab facility has been renewed for an additional three years, commencing from January 2023.

The terms of the renewed lease entail a fixed monthly rent as follows:

●	CAD $25,625 for the first year,

●	CAD $26,265 for the second year, and

●	CAD $26,922 for the third year.